Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
The accompanying consolidated financial statements of UpHealth have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial information and the instructions to Form
10-K
and Rule
10-01
of Regulation
S-X.
Our consolidated financial statements include the accounts of UpHealth, Inc. and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation	We follow the FASB Accounting Standards Codification (“ASC”) guidance for identification and reporting of entities over which control is achieved through means other than voting rights. The guidance defines such entities as VIEs. We consolidate VIEs when we have variable interests and are the primary beneficiary. We continually evaluate our involvement with VIEs to determine when these criteria are met.
Fiscal Year	Fiscal Year Our fiscal year ends on December 31. References to fiscal year 2022 and fiscal year 2021 refer to our fiscal years ended December 31, 2022 and December 31, 2021, respectively.
Use of Estimates and Assumptions
Use of Estimates and Assumptions
The preparation of the consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes thereto.
Significant estimates and assumptions made by management include the determination of:

•
The identification and reporting of VIEs. We consolidate VIEs when we have variable interests and are the primary beneficiary. We continually evaluate our involvement with VIEs to determine when these criteria are met;

•	The valuation of equity investments, including our determination of the fair value of Glocal;

•	The valuation of assets acquired and liabilities assumed for business combinations, including intangible assets and goodwill;

•	The estimated economic lives and recoverability of intangible assets;

•	The valuations prepared in connection with the review of goodwill, intangible assets, and other long-lived assets for impairment:

•	The timing and amount of revenues to be recognized, including standalone selling price (“SSP”) of performance obligations for revenue contracts with multiple performance obligations;

•	The identification of and provision for uncollectible accounts receivable;

•	The capitalization and useful life of internal-use software development costs;

•	The valuation of derivatives and warrants; and

•	The recognition, measurement, and valuation of current and deferred income taxes and uncertain tax positions.
Actual results could differ materially from those estimates. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the result of which forms the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Translation Adjustments and Transactions
Foreign Currency Translation Adjustments
Balance sheet assets and liabilities of subsidiaries which do not use the U.S. dollar as their functional currency are translated at the exchange rate at the end of the reporting period. Statement of operations amounts are translated using a weighted-average exchange rate during the period. Equity accounts and noncontrolling interests are translated using historical exchange rates at the date the entry to stockholders’ equity was recorded, except for the change in accumulated deficit during the reporting period, which is translated using the same weighted-average exchange rate used to translate the consolidated statements of operations. The net cumulative translation adjustment is reported in accumulated other comprehensive loss, net of tax, in the consolidated balance sheets.
Foreign Currency Transactions
Foreign exchange transactions are recorded at the exchange rate prevailing on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at foreign exchange rates in effect at the end of the reporting period. Exchange differences arising on settlements/period-end
translations are recognized in the consolidated statements of operations in the period they arise.

Fair Value Measurements
Fair Value Measurements
Fair value is measured in accordance with ASC guidance on fair value measurements, which defines fair value, establishes a framework for measuring fair value, and enhances disclosures about fair value measures required under other accounting pronouncements, but does not change existing guidance as to whether or not an instrument is carried at fair value. We measure fair value for financial instruments on an ongoing basis. We measure fair value for non-financial
assets when a valuation is necessary, such as for impairment of long-lived and indefinite-lived assets when indicators of impairment exist.

Cash and Cash Equivalents
Cash and Cash Equivalents
We consider all cash on deposit, money market funds and short-term investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash and cash equivalents consist of amounts we have on deposit with major commercial financial institutions.

Restricted Cash
Restricted Cash
As of December 31, 2022, we had no restricted cash. As of December 31, 2021, we had restricted cash totaling $18.6 million, consisting of which $18.1 million represented funds held in an escrow account, as agreed in our forward share purchase agreement (see Note 12,
Capital Structure
, for further information) and $0.5 million of funds held at our Glocal business.

Receivables and Concentration
Receivables and Concentration
For
software-as-a-service
(“SaaS”) internet hosting, licenses, and subscriptions provided by our integrated care management operations, accounts receivable are carried at original invoice, net of an allowance for doubtful accounts. Management determines the allowance for doubtful accounts by evaluating individual customer receivables on a monthly basis and considering a customer’s financial condition and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As of December 31, 2022 and 2021, the allowance for doubtful accounts was $15.6 million and $18.9 million, respectively.
For subscription-based medical language interpretation services provided by and the sales of products through our virtual care infrastructure operations, accounts receivable are carried at original invoice, net of an allowance for doubtful accounts. Management determines the allowance for doubtful accounts by evaluating individual customer receivables on a monthly basis and considering a customer’s financial condition and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As of December 31, 2022 and December 31, 2021, the allowance for doubtful accounts was $0.6 million and $0.1 million, respectively.
For medical services provided through our services operations, accounts receivable are recorded without collateral from patients, most of whom are local residents and are insured under third-party payor agreements. Accounts receivable are based on gross charges, reduced by explicit price concessions provided to third-party payors and implicit price concessions provided primarily to self-pay
patients. Estimates for explicit price concessions are based on provider contracts and historical experience adjusted for economic conditions and other trends affecting our ability to collect outstanding amounts. For accounts receivable associated with self-pay
patients, we record implicit price concessions in the period of service on the basis of our past experience, which indicates that many patients are unable or unwilling to pay the portion of their bill for which they are financially responsible.
For digital pharmacy prescriptions provided through our services operations, accounts receivable are recorded at net invoice amount from patients. For all prescriptions including compounded and customized medications, substantially all accounts receivable are paid by credit card at the time of shipment. As of December 31, 2022 and 2021, we determined that no allowance for doubtful accounts was necessary.
As of December 31, 2022 and 2021, the total allowance for doubtful accounts was $16.2 million and $19.0 million, respectively.
For the year ended December 31, 2022, one customer accounted for approximately 12% of total revenues. For the year ended December 31, 2021, one customer accounted for approximately 58% of total revenues, due to the shortened period of activity between our acquisitions of Thrasys and BHS. As of December 31, 2022, no one customer accounted for a significant percentage of total accounts receivable. As of December 31, 2021, two customers accounted for 74% of total accounts receivable, primarily due to the shortened period of activity between our acquisitions of Thrasys and BHS.

Inventories
Inventories
Inventories primarily consist of stock of medicines and pharmaceutical products finished goods, and are stated at the lower of cost or net realizable value. Cost comprises purchase price and all incidental expenses incurred in bringing the inventory to its present location and condition. Cost is determined on a standard cost basis that approximates the first-in,
first-out
(FIFO) method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation, with a normal margin to sell. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period. Once the cost of the inventory is reduced, a new lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis

Equity Investment
Equity Investment
As of December 31, 2020, and for the period January 1, 2021 through March 26, 2021, we held an interest in the privately-held equity securities of Glocal in which we did not have a controlling interest, but were able to exercise significant influence. Based on the terms of these privately-held securities, we determined that we exercised significant influence on Glocal, applied the equity method of accounting for our investment in Glocal, and presented our investment in Glocal in equity method investments in the consolidated balance sheets. Any and all gains and losses on privately-held equity securities, realized and unrealized, were recorded in other income (expense) in the condensed consolidated statements of operations. Income recognized in our equity method investments was reduced by the expected amortization from intangible assets recognized through the fair value step-up,
until we acquired a controlling financial interest and consolidated Glocal.
As discussed in
Deconsolidation of Equity Investment
in Note 1,
Organization and Business
, as of December 31, 2022, and for the July 1, 2022 to December 31, 2022 period, we held an interest in the privately-held equity securities of Glocal in which we did not have a controlling interest and were unable to exercise significant influence. Based on the terms of these privately-held securities, we concluded the investment should be accounted for utilizing the ASC 321 measurement alternative, whereby the investment was measured at cost and will continue to be evaluated for any indicators of impairment.
Valuations of privately-held securities in which we do not have a controlling financial interest are inherently complex due to the lack of readily available market data and requires the use of judgment. The carrying value is not adjusted for our privately-held equity securities if there are no observable price changes in a similar security from the same issuer or if there are no identified events or changes in circumstances that may indicate impairment. Our impairment analysis encompasses an assessment of both qualitative and quantitative factors, including the investee’s financial metrics, market acceptance of the investee’s product or technology, and the rate at which the investee is using its cash. If the investment is considered impaired, we recognize an impairment in the consolidated statements of operations and establish a new carrying value for the investment.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated economic lives of the assets, which range as follows:

Land	Indefinite
Buildings	60 years
Medical and surgical equipment	13 years
Electrical and other equipment	5-7 years
Computer equipment, furniture and fixtures	3-7 years
Vehicles	5-7 years
Capitalized software development costs	3 years
Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated economic life of the asset.

When assets are retired or disposed of, the asset costs and related accumulated depreciation or amortization are removed from the respective accounts and any related gain or loss is recognized in the consolidated statements of operations. Maintenance and repairs are charged to expense as incurred. Significant expenditures, which extend the economic lives of assets, are capitalized.

Capitalized Software Development Costs
Capitalized Software Development Costs
We capitalize our ongoing costs of developing software during the application development stage, which consists primarily of internal personnel costs and external contractor costs.
Costs incurred internally in researching and developing a computer software product are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, software costs are capitalized until the product is available for general release to customers.

Intangible Assets
Intangible Assets
Acquired intangible assets subject to amortization are stated at fair value and are amortized using the straight-line method over the estimated useful lives of the assets. Intangible assets that are subject to amortization are reviewed for potential impairment when events or circumstances indicate that carrying amounts may not be recoverable. Impairment charges of $17.6 million were recognized during fiscal 2022 related to our Thrasys, BHS and TTC business units. No impairment charge was recognized in fiscal 2021.

Long-Lived Assets
Long-Lived Assets
We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment charge of $2.1 million was recognized during fiscal 2022 related to the impairment of a software license. No impairment charge was recognized in fiscal 2021.

Goodwill
Goodwill
Our goodwill represents the excess of the purchase price of business combinations over the fair value of the net assets acquired. We assess goodwill for impairment on an annual basis as of the first day of our fourth quarter, or sooner if events indicate such a review is necessary through a triggering event. An impairment exists if the fair value of a reporting unit to which goodwill has been allocated is less than its respective carrying value. The impairment for goodwill is limited to the total amount of goodwill allocated to the reporting unit. Future changes in the estimates used to conduct the impairment review, including revenue projections, market values, and changes in the discount rate used, could cause the analysis to indicate that our goodwill is impaired in subsequent periods and result in a write-down of a portion or all of goodwill. The discount rate used is based on independently calculated risks, our capital mix, and an estimated market premium.
A $94.6 million impairment charge was recognized in fiscal 2022, which included an increase to goodwill in the amount of $5.5 million, which was immediately impaired, as a result of measurement period adjustments in the three months ended March 31, 2022, as well as an impairment charge of $89.1 million in the three months ended September 30, 2022 resulting from indicators of impairment identified in our goodwill impairment assessment performed as of September 30, 2022 (see Note 8,
Goodwill
, for further information). We also recorded a $1.8 million charge on the remeasurement of the disposal group held for sale in the three months ended December 31, 2022 in connection with the pending sale of Innovations Group. A $297.9 million impairment charge was recognized in fiscal 2021.
The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of each acquisition date to estimate the fair value of assets acquired and liabilities assumed. We believe that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but we are waiting for additional information necessary to finalize those fair values. Therefore, the provisional measurements of fair value reflected are subject to change and such changes could be significant.
In evaluating whether new information obtained meets the criteria for adjusting provisional amounts, management must consider all relevant factors, including:

•	The timing of the receipt of the additional information that management could have used in its evaluation on or after the acquisition date, and

•	Whether management can identify a reason that a change to the provisional amounts is warranted and not driven by a discrete independent event occurring subsequent to the acquisition.

Held for Sale
Held for Sale
Assets and liabilities to be disposed of by sale (“disposal groups”) are reclassified into assets and liabilities held for sale on our consolidated balance sheets. The reclassification occurs when an agreement to sell exists, or management has committed to a plan to sell the assets within one year. Disposal groups are measured at the lower of carrying value or fair value less costs to sell and are not depreciated or amortized. When the net realizable value of a disposal group increases during a period, a gain can be recognized to the extent that it does not increase the value of the disposal group beyond its original carrying value when the disposal group was reclassified as held for sale. The fair value of a disposal group, less any costs to sell, is assessed each reporting period it remains classified as held for sale and any remeasurement to the lower of carrying value or fair value less costs to sell is reported as an adjustment to the carrying value of the disposal group.

Debt Issuance Costs and Original Issue Discounts
Debt Issuance Costs and Original Issue Discounts
The third-party cost of issuing debt results in the recognition of debt issuance costs (“DIC”), which are capitalized and presented as a net reduction to the face amount of the debt. DIC is amortized using the effective interest rate method over the expected life of the debt.
The reduction in gross proceeds from a debt facility by a lender or lenders results in an original issue discount (“OID”), which is amortized using the effective interest rate method over the expected life of the debt. The amortization of OID for the reporting period results in the recognition of additional interest expense.

Warrant Liabilities
Warrant Liabilities
We account for the Private Placement Warrants and PIPE Warrants (as described in Note 12,
Capital Structure
) that are not indexed to our own stock as liabilities at fair value on the consolidated balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense) in the consolidated statements of operations. We will continue to adjust the liabilities for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in
capital.

Forward Share Purchase Agreement
Forward Share Purchase Agreement
On June 3, 2021, we entered into a third-party put option arrangement with Kepos Alpha Fund L.P. (“KAF”), a Cayman Islands limited partnership, whereby we assumed the obligation to repurchase our common stock at a future date by transferring cash to KAF under certain conditions. Due to its mandatorily redeemable for cash feature, we recorded such obligation as a forward share purchase liability, and the $18.1 million of cash held in escrow as restricted cash, in our consolidated balance sheets as of December 31, 2021. In April 2022, in accordance with the Purchase Agreement, KAF transferred the 170,000 shares of our common stock (recorded on a post-reverse split basis) to us and we transferred to KAF the $18.1 million in cash previously held in escrow and $0.4 million of interest. As of December 31, 2022, the 170,000 shares of common stock are recorded as treasury stock in our consolidated balance sheets.

Stock Based Compensation
Stock Based Compensation
Our stock-based compensation primarily consists of stock options and restricted stock units (“RSUs”). Stock-based compensation is recognized in the consolidated statements of operations based on the grant date fair value of the awards. The fair value of stock options is determined on the grant date using a Black-Scholes model. The fair value of RSUs is determined by the grant date market price of our common shares. The compensation expense recognized for stock-based awards is recognized ratably over the service period of the awards.

Revenue Recognition
Revenue Recognition
We recognize revenue in accordance with ASC guidance on revenue from contracts with customers. Revenue is reported at the amount that reflects the consideration to which we expect to be entitled in exchange for providing goods and services.
Contract Assets, Contract Liabilities, and Remaining Performance Obligations
We record a contract asset when revenue recognized on a contract exceeds the billings. Subscriptions and SaaS internet hosting are generally invoiced monthly, quarterly, or in installments. Services are generally invoiced upon providing services as the performance obligations are deemed complete. Contract assets are included in accounts receivable in the consolidated balance sheets.
We record deferred revenue when billed amounts have been invoiced and received in advance of revenue recognition. It is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the remaining contract value of multi-year, non-cancelable
subscription agreements. The deferred revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, invoice duration, invoice timing, dollar size, and new business linearity within the period.
The transaction price allocated to the remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unbilled receivables and deferred revenue that will be recognized as revenue in future periods. The transaction price allocated to the remaining performance obligations is influenced by several factors, including seasonality, the timing of renewals, the timing of delivery of software licenses, average contract terms, and foreign currency exchange rates. Unbilled portions of the remaining performance obligations are subject to future economic risks including bankruptcies, regulatory changes, and other market factors. We exclude amounts related to performance obligations that are billed and recognized as they are delivered. This primarily consists of professional services contracts that are on a time-and-materials
basis.
Services Revenues
We derive our services revenues primarily through the provision of professional services through our Integrated Care Management segment; the provision of medical and behavioral health services by accredited medical professionals through our Services segment, and through Glocal in our Virtual Care Infrastructure segment through June 30, 2022; and the provision of subscription-based medical language interpretation services through our Virtual Care Infrastructure segment, as follows:

•	Professional services for training, set-up, configuration, implementation, and customization services

The majority of our professional services contracts related to SaaS are on a time and materials basis, which may also be independently offered by our competitors. When these services are not combined with other SaaS revenues as a distinct performance obligation, revenue is recognized as the services are rendered for time and materials contracts, and when the milestones are achieved and accepted by the customer for fixed price contracts. Training revenues and configuration fees are recognized as the services are completed.

•	Medical and behavioral services provided through our clinics and hospitals, digital dispensaries, and behavioral services operations
Performance obligations for medical and behavioral services provided by accredited medical and clinical professionals are satisfied over time as services are provided, and revenue is recognized accordingly. Revenue is based on gross charges, reduced by explicit price concessions provided to third-party payors and implicit price concessions provided primarily to self-pay
patients. Estimates for explicit price concessions are based on provider contracts and historical experience, adjusted for economic conditions and other trends affecting our ability to collect outstanding items. Substantially all of our patients are insured under third-party payor agreements.
Generally, patients who are covered by third-party payors are responsible for related deductibles and coinsurance, which may vary in amount. We also provide services to uninsured patients and may offer those uninsured patients a discount from standard charges. We estimate the transaction price for patients with deductibles and coinsurance, and from those who are uninsured, based on historical experience and market conditions. We determined that the nature, amount, timing, and uncertainty of revenues and cash flows are affected by payors having different reimbursement and payment methodologies, length of the patient’s service, and method of reimbursement.
Estimates of net realizable value are subject to significant judgment and approximation by management. It is possible that actual results could differ from the historical estimates management has used to help determine the net realizable value of revenue. If actual collections either exceed or are less than the net realizable value estimates, we record a revenue adjustment, either positive or negative, for the difference between the estimate of the receivable and the amount actually collected in the reporting period in which the collection occurred. No significant adjustments were recorded in the years ended December 31, 2022 and 2021.

•	Subscription-based medical language interpretation services
Service fees of subscription-based fixed monthly minute medical language interpretation services are recognized monthly on a straight-line basis over the term of the contract due to the stand-ready nature of the services provided. Variable consideration received for medical language interpretation services, information technology services, and for the lease of Martti
™
devices, our language access solution, is based on a fixed per item charge applied to a variable quantity. Variable consideration for these services is recognized over time in accordance with the “right to invoice” practical expedient and therefore is not subject to revenue constraint evaluation. Revenues related to the sale of Martti
™
devices are recognized at a point in time upon delivery of the devices to the customer. We may enter into multiple component services arrangements that bundle the pricing for the lease of Martti
™
devices with information technology services, but the lease may not always accompany Martti
™
services. When an equipment lease is bundled with services, allocation of the transaction price consideration between the lease and nonlease components of the lease is required. We have determined that the consideration allocated to the lease components in its bundled multiple component services arrangements is not material to the consolidated financial statements.
Licenses and Subscriptions Revenues
Software license revenues are recognized by SyntraNet
TM
based on whether or not the license constitutes a distinct performance obligation. If the license is a distinct performance obligation, separate from a distinct performance obligation for hosting services, it may be fully recognized on the date license rights are granted to the customer and access is granted; otherwise, it is an indistinct performance obligation, which is recognized ratably over the contract term, along with other hosting services beginning on the commencement date of each contract, which is the date license rights are granted to the customer.
Subscription revenues from SaaS hosting access and support and maintenance provided by SyntraNet
TM
are recognized ratably over the contract term beginning on the commencement date of each contract, which is the date our service is made available to the customer. Our subscription service arrangements are noncancellable and do not contain refund-type provisions.
Product Revenues
We derive product revenues from sales of products through digital pharmacy operations in our Services segment and, through June 30, 2022, and through the construction of clinics and sales of digital dispensaries by Glocal, in our Virtual Care Infrastructure segment through June 30, 2022. Our pharmacy sales are primarily a function of the price per unit for pharmaceutical products sold and the number of prescriptions provided to customers. We recognize revenue at the time the client effectively takes possession and control of the product. Revenue for both is typically recognized over time based on the percentage of costs incurred to date relative to the estimated total costs for the contract, as this method best depicts how control of the product is being transferred.
Contracts with Multiple Performance Obligations and Transaction Prices
From time to time, we may enter into contracts that contain multiple performance obligations, particularly with our SaaS internet hosting, licenses, subscriptions, and services. Additionally, we may enter into contracts that contain multiple performance obligations with our clinics and digital dispensaries, including maintenance and telehealth services. For these arrangements, we allocate the transaction price to each performance obligation identified in the contract based on relative standalone selling prices, or estimates of such prices, and recognize the related revenue as control of each individual product or service is transferred to the customer, in satisfaction of the corresponding performance obligations.
A significant portion of our contracts with customers have fixed transaction prices. For some contracts, the amount of consideration to which we will be entitled is variable. We include variable consideration in a contract’s transaction price only to the extent that we have a relatively high level of confidence that the amounts will not be subject to significant reversals. In determining amounts of variable consideration to include in a contract’s transaction price, we rely on our experience and other evidence that supports our qualitative assessment of whether revenue would be subject to significant reversal.
Cost of Revenues
Cost of services for professional services, medical and behavioral services, and subscription-based medical language interpretation services includes the cost of direct labor, payroll taxes, and direct benefits of those individuals who provide direct services and/or generate billable hours, and an appropriately allocated portion of indirect overhead.
Cost of licenses and subscriptions includes all the accumulated costs of providing a hybrid cloud-based hosting arrangement; the cost of direct labor, payroll taxes, and direct benefits of those individuals who provide support and maintenance services; and an appropriately allocated portion of indirect overhead.
Cost of products is the accumulated total of all costs used to create a product, which has been sold to generate revenue. These costs include direct materials (resale products and raw and externally sourced materials for internally manufactured products), direct labor, an appropriately allocated portion of indirect overhead, and ancillary costs, such as freight, delivery, insurance, and non-sales
and
non-income
taxes. Direct labor is the direct provision of activities to manufacture or provide a good or service. Indirect overhead includes allocable costs, such as facilities, information technology, and depreciation and amortization costs.

Taxes Collected from Customers and Remitted to Governmental Authorities
We exclude from our measurement of transaction prices all taxes assessed by governmental authorities that are both imposed on and concurrent with a specific revenue-producing transaction and collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenues in the consolidated statements of operations.

Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred and were $7.9 million and $7.6 million for the years ended December 31, 2022 and 2021, respectively.
Advertising, Marketing, and Promotion Expenses
Advertising, Marketing, and Promotion Expenses
Advertising, marketing, and promotion costs are expensed as incurred. Advertising expense was $2.9 million and $3.2 million for the years ended December 31, 2022 and 2021, respectively, and are included within sales and marketing expenses in the consolidated statements of operations.

Income Taxes
Income Taxes
Deferred income taxes are recognized for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year end, based on enacted tax laws and statutory tax rates applicable to the year in which the differences are expected to affect taxable income. Valuation allowances are established when it is deemed more likely than not that some portion or all of the deferred tax assets will not be realized.
We account for income tax uncertainties in accordance with ASC guidance on income taxes, which clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Net Earnings (Loss) Per Share
Net Earnings (Loss) Per Share
Basic net earnings (loss) per share is computed by dividing the net loss by the weighted average number of shares of our outstanding common stock during the period. Diluted net earnings (loss) per share is computed by giving effect to all potential shares of common stock, including outstanding stock options and convertible notes, to the extent dilutive. Basic and diluted net earnings (loss) per share was the same for each period presented as the inclusion of all potential shares of common stock outstanding would have been anti-dilutive due to our net loss in those periods.

Legal and Other Contingencies
Legal and Other Contingencies
We are currently involved in various claims and legal proceedings. We review the status of each significant matter and assess our potential financial exposure on a quarterly basis. We accrue a liability for an estimated loss if the potential loss from any claim or legal proceeding is considered probable, and the amount can be reasonably estimated (see Note 19,
Commitments and Contingencies
, for further information).

New Accounting Pronouncements Not Yet Adopted and Recently Adopted Accounting Pronouncements
New Accounting Pronouncements Not Yet Adopted
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own

Equity (Subtopic
815-40)
. This ASU simplifies the accounting for convertible instruments by eliminating the conversion option separation model for convertible debt that can be settled in cash and by eliminating the measurement model for beneficial conversion features. Convertible instruments that continue to be subject to separation models are (1) those with conversion options that are required to be accounted for as bifurcated derivatives and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in
capital. This ASU also requires entities to use the
if-converted
method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This ASU will be effective for us on January 1, 2024. Early adoption is permitted, but no earlier than the fiscal year beginning on January 1, 2021, including interim periods within that fiscal year. We are currently evaluating the effect the adoption of this ASU will have on our consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and subsequently issued several supplemental/clarifying ASUs (collectively, “ASC 326”). This ASU requires entities to estimate a lifetime expected credit loss for most financial assets, including trade and other receivables, other long-term financings including available for sale and held-to-maturity
debt securities, and loans. Subsequently, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses
, which amended the scope of ASC 326 and clarified that receivables arising from operating leases are not within the scope of the standard and should continue to be accounted for in accordance with ASC 842. In November 2019, the FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates,
which amended certain effective dates. This ASU will be effective for us on January 1, 2023. We are currently evaluating the effect the adoption of this ASU will have on our consolidated financial statements.
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. This ASU removes specific exceptions to the general principles in Topic 740. It eliminates the need for an organization to analyze whether the following apply in a given period: (1) exception to the incremental approach for intraperiod tax allocation, (2) exceptions to accounting for basis differences when there are ownership changes in foreign investments, and (3) exception in interim period income tax accounting for year-to-date
losses that exceed anticipated losses. This ASU also improves financial statement preparers’ application of income tax-related
guidance and simplifies GAAP for franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax, and enacted changes in tax laws in interim periods. We adopted this guidance effective January 1, 2022, and it did not have a material impact on our consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40).
This ASU reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. This ASU provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses: (1) how an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; (2) how an entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; and (3) how an entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. We adopted the amended guidance effective January 1, 2022. The adoption of this standard did not have a material impact on our consolidated financial statements.

In February 2016, FASB issued ASU
No. 2016-02,
“Leases (Topic 842),” which created a new topic, ASC 842 “Leases,” (“ASC 842”) which requires companies to recognize on the consolidated balance sheet assets and liabilities for the rights and obligations created by the leases. The FASB has subsequently issued supplemental and clarifying ASUs inclusive of ASU
2020-05,
which updated the effective date for “all other” entities for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted in all cases.
We adopted ASC 842 effective January 1, 2022, using the modified retrospective transition method as allowed under ASU
2018-11,
which includes the ability to recognize the cumulative effect of the adoption being recorded as an adjustment to accumulated deficit on January 1, 2022. Prior period results will continue to be presented under ASC 840 as it was the accounting standard in effect for such periods. We elected to apply the package of practical expedients that allows entities to forgo reassessing at the transition date: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether unamortized initial direct costs for existing leases meet the definition of initial direct costs under the new guidance. We did not elect the hindsight practical expedient. We also elected to use the practical expedient that allows the combination of lease and non-lease
contract components in all of its underlying asset categories. Additionally, we elected the short-term lease recognition exemption for all leases that qualify, meaning we do not recognize right-of-use
assets or lease liabilities for those leases.
Due to the adoption of this guidance, we recognized an operating right-of-use
assets and operating lease liabilities of $7.2 million and $8.2 million, respectively, as of the date of adoption. The difference between the right-of-use
assets and lease liabilities on the accompanying consolidated balance sheet is primarily due to the impact of accrual for lease payments as a result of straight-line lease expense. We did not have any impact to opening accumulated deficit as a result of the adoption of the guidance. The adoption of this new guidance did not have a material impact on our results of operations and comprehensive loss, cash flows, liquidity or our covenant compliance under its existing credit agreements (see Note 18,
Leases
, for further information).

Reclassifications
Reclassifications
Certain prior period amounts have been reclassified to conform to the current year presentation as shown below:

	Nine Months Ended September 30, 2022			Three Months Ended December 31, 2022	Year Ended December 31, 2022
	As Reported	Reclassifications	As Adjusted	As Reported	As Reported
Revenues:
Services	$81,382	$—	$81,382	$29,571	$110,953
Licenses and subscriptions	10,612	—	10,612	1,954	12,566
Products	26,312	—	26,312	8,972	35,284

Total revenues	118,306	—	118,306	40,497	158,803

Cost of revenues:
Services	42,647	4,256	46,903	16,051	62,954
License and subscriptions	913	—	913	347	1,260
Products	18,550	—	18,550	5,884	24,434

Total cost of revenues	62,110	4,256	66,366	22,282	88,648

Gross profit	56,196	(4,256)	51,940	18,215	70,155
Operating expenses:
Sales and marketing	10,983	639	11,622	4,329	15,951
Research and development	5,600	344	5,944	1,944	7,888
General and administrative	42,213	(5,239)	36,974	11,781	48,755
Depreciation and amortization	13,272	—	13,272	2,868	16,140
Stock-based compensation	4,588	—	4,588	1,876	6,464
Lease abandonment expenses	75	—	75	—	75
Goodwill and intangible asset impairment	112,270	—	112,270	1,791	114,061
Acquisition, integration, and transformation costs	15,182	—	15,182	7,032	22,214

Total operating expenses	204,183	(4,256)	199,927	31,621	231,548

Loss from operations	$(147,987)	$—	$(147,987)	$(13,406)	$(161,393)

	For The Year Ended December 31, 2021
	As Reported	Reclassifications	As Adjusted
Revenues:
Services	$70,223	$—	$70,223
Licenses and subscriptions	25,516	—	25,516
Products	28,056	—	28,056

Total revenues	123,795	—	123,795

Cost of revenues:
Services	41,366	3,773	45,139
License and subscriptions	19,183	—	19,183
Products	19,659	—	19,659

Total cost of revenues	80,208	3,773	83,981

Gross profit	43,587	(3,773)	39,814
Operating expenses:
Sales and marketing	9,275	1,363	10,638
Research and development	7,302	342	7,644
General and administrative	57,763	(5,478)	52,285
Depreciation and amortization	13,044	—	13,044
Stock-based compensation	1,048	—	1,048
Lease abandonment expenses	915	—	915
Goodwill and intangible asset impairment	297,930	—	297,930
Acquisition, integration, and transformation costs	36,289	—	36,289

Total operating expenses	423,566	(3,773)	419,793

Loss from operations	$(379,979)	$—	$(379,979)

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups (“JOBS”) Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies, but any such election to opt out is irrevocable. We have elected not to opt out of such extended transition period, which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.